STOCK-BASED COMPENSATION EXPENSE - Impact of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 47,607	$ 842
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	16,594	743
General, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	30,961	99
Sales and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	52
Internal developed software
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 200	$ 100